Tidal ETF Trust

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

March 30, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management

100 F Street, N.E.
Washington, DC 20549

Re:	Tidal ETF Trust (the “Trust”) File Nos. 333-227298, 811-23377

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the SP Funds S&P 500 Sharia Industry Exclusions ETF (the “Sharia ETF”), the SP Funds Dow Jones Global Sukuk ETF (the “Sukuk ETF”), and the SP Funds S&P Global REIT Sharia ETF (the “Global REIT ETF”) (each, a “Fund,” and collectively, the “Funds”), hereby certifies that the forms of Prospectus and Statement of Additional Information for each Fund that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective March 30, 2023, and filed electronically as Post-Effective Amendment No. 168 to the Trust’s Registration Statement on Form N-1A on March 30, 2023.

If you have any questions or require further information, please contact Michael Pellegrino at (844) 986-7676 (Extension 731) or mpellegrino@tidalfg.com.

Sincerely,

/s/ Michael Pellegrino

Michael Pellegrino

General Counsel

Toroso Investments, LLC